UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus Global Dynamic Bond Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dynamic Total Return Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Global Dynamic Bond Fund
January 31, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--95.1%		Rate (%)	Date	Amount ($) [a]		Value ($)
Consumer Discretionary--4.9%
Bertelsmann SE & Co.,
Jr. Sub. Notes	EUR	3.50	4/23/75	100,000	b	91,622
Daimler Finance North America,
Gtd. Notes		1.88	1/11/18	150,000		149,590
Enterprise Inns,
First Mortgage Bonds	GBP	6.50	12/6/18	33,000		49,255
Motability Operations Group,
Gtd. Notes	EUR	1.63	6/9/23	100,000		113,625
Motability Operations Group,
Gtd. Notes	GBP	5.25	9/28/16	55,000		80,561
Next,
Sr. Unscd. Bonds	GBP	4.38	10/2/26	100,000		155,905
Norcell Sweden Holding 3,
Sr. Scd. Notes	SEK	5.25	11/4/19	1,000,000		120,865
Unitymedia Hessen,
Sr. Scd. Bonds	EUR	6.25	1/15/29	100,000		117,814
						879,237
Consumer Staples--.9%
Altria Group,
Gtd. Notes		9.95	11/10/38	50,000		81,001
Anheuser-Busch Inbev Finance,
Gtd. Notes		1.90	2/1/19	39,000		39,089
China Culiangwang Beverages
Holdings, Sr. Scd. Bonds,
Ser. A	CNY	7.00	4/12/16	80,000		8,892
China Culiangwang Beverages
Holdings, Sr. Scd. Bonds,
Ser. B	CNY	10.00	4/12/16	8,370		1,193
PepsiCo,
Sr. Unscd. Notes		0.87	7/17/17	38,000	b	37,950

						168,125
Energy--1.3%
Petrobras Global Finance,
Gtd. Notes		7.88	3/15/19	77,000		66,289
Shell International Finance,
Gtd. Notes		0.81	5/11/20	137,000	b	133,138
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		35,158
						234,585
Financial--29.6%
Abbey National Treasury Services,
Covered Notes	GBP	0.89	1/20/17	100,000	b	142,604
Allied Irish Banks,
Sr. Unscd. Notes	EUR	2.75	4/16/19	100,000		113,996
Aquarius & Investments PLC for
Swiss Reinsurance, Jr. Sub.
Notes		8.25	9/29/49	200,000	b	214,256
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	35,436		56,378
Banca Carige,
Govt. Gtd. Bonds	EUR	6.75	3/20/17	200,000		232,168
Banca Monte dei Paschi di Siena,
Govt. Gtd. Bonds	EUR	3.50	3/20/17	200,000		224,297
Bank Nederlandse Gemeenten,
Sr. Unscd. Notes		0.64	5/15/18	200,000	b	200,472
Barclays Bank,
Sub. Notes	EUR	6.00	1/23/18	90,000		107,477
BUPA Finance,
Gtd. Notes	GBP	7.50	7/4/16	100,000		146,039
Commonwealth Bank of Australia,
Covered Bonds		2.13	7/22/20	250,000		251,343
Coventry Building Society,
Covered Bonds	GBP	0.89	3/17/20	100,000	b	142,357
Coventry Building Society,
Sr. Unscd. Notes	EUR	2.50	11/18/20	100,000		116,693
Credit Suisse,
Sub. Bonds	EUR	5.75	9/18/25	110,000	b	128,134
Danske Bank,

Sub. Notes	GBP	5.38	9/29/21	90,000	b	134,404
Dexia Credit Local,
Govt. Gtd. Notes		2.25	1/30/19	250,000		253,451
Eksportfinans,
Sr. Unscd. Notes		5.50	5/25/16	55,000		55,605
General Electric Capital,
Gtd. Bonds		5.63	9/15/17	100,000		106,996
General Electric Capital,
Sr. Unscd. Notes	GBP	6.44	11/15/22	19,986		32,499
HSBC Bank,
Sub. Notes	GBP	5.38	11/4/30	45,000	b	68,883
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	NZD	4.00	1/30/20	250,000		165,997
LBG Capital No.2,
Gtd. Bonds, Ser. 21	GBP	15.00	12/21/19	100,000		192,432
Lloyds Bank,
Govt. Gtd. Notes	GBP	1.50	5/2/17	100,000		144,007
Lloyds Bank,
Sub. Notes	AUD	13.00	12/19/21	65,000	b	49,567
Metropolitan Life Global Funding
I, Scd. Bonds		0.82	7/14/16	150,000	b	149,897
Nationwide Building Society,
Covered Bonds	GBP	0.79	7/17/17	100,000	b	142,474
Nationwide Building Society,
Jr. Sub. Notes	GBP	6.88	3/11/49	100,000	b	139,093
Neder Financierings,
Sr. Unscd. Notes		0.76	10/21/19	125,000	b	124,566
New Red Finance,
Scd. Notes		6.00	4/1/22	32,000	c	33,480
Royal Bank of Canada,
Covered Bonds,		1.13	7/22/16	125,000		125,152
Royal Bank of Canada,
Covered Bonds		1.88	2/5/21	135,000		135,164
RSA Insurance Group,
Gtd. Notes	GBP	9.38	5/20/39	50,000	b	82,636
Silverback Finance,
Sr. Scd. Bonds	EUR	3.13	2/25/37	119,175		127,806
Silverstone Master Issuer,

Mortgage Backed Notes, Ser. A3	GBP	5.06	1/21/55	100,000	b	146,701
SLM Student Loan Trust, Ser.
2003-10, Asset-Backed Notes	GBP	1.14	12/15/39	100,000	b	113,102
Societe Generale,
Jr. Sub. Notes	EUR	6.75	4/7/49	100,000	b	107,272
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,121		59,779
UBS,
Sub. Notes	EUR	4.75	2/12/26	135,000	b	154,452
UNITE USAF II,
Sr. Scd. Notes	GBP	3.37	6/30/23	100,000		147,934
Vonovia Finance,
Gtd. Notes	EUR	1.50	3/31/25	84,000		85,418
Westpac Securities,
Covered Notes	EUR	0.50	9/29/20	155,000		169,211
						5,324,192
Foreign/Governmental--25.4%
Asian Development Bank,
Sr. Unscd. Notes		0.63	7/10/19	165,000	b	164,365
Costa Rican Government,
Sr. Unscd. Notes		4.25	1/26/23	200,000		177,500
Dutch Government,
Bonds		1.00	2/24/17	150,000		150,564
Dutch Government,
Bonds, Ser. 97	EUR	6.50	7/4/27	110,000		200,090
EUROFIMA,
Sr. Unscd. Notes		5.25	4/7/16	130,000		131,034
European Bank for Reconstruction &
Development, Sr. Unscd. Notes	NOK	4.00	5/11/17	230,000		27,495
FADE,
Asset-Backed Bonds	EUR	0.85	9/17/19	300,000		329,917
Finnish Government,
Sr. Unscd. Notes	GBP	0.62	2/25/16	100,000	b	142,501
French Development Agency,
Unscd. Bonds		1.13	10/3/16	120,000		120,219
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes		0.50	4/15/16	135,000		134,979

International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	NZD	4.63	2/26/19	350,000		236,941
Ivory Coast Government,
Sr. Unscd. Bonds		5.75	12/31/32	100,000	[b]	87,203
KFW,
Govt. Gtd. Notes	NOK	3.38	8/18/17	300,000		35,855
KFW,
Govt. Gtd. Notes	NZD	3.75	6/14/18	100,000		65,979
Kingdom of Denmark,
Unscd. Bonds	DKK	3.00	11/15/21	1,670,000		284,170
Kommunalbanken,
Sr. Unscd. Notes		0.46	5/2/19	190,000	[b]	190,092
Kommunalbanken,
Sr. Unscd. Bonds		0.50	3/29/16	132,000		131,996
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	100,000		108,921
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	80,000		95,031
Municipality Finance,
Govt. Gtd. Notes		2.38	5/16/16	130,000		130,657
Nordic Investment Bank,
Sr. Unscd. Notes	NZD	4.13	3/16/17	150,000		98,530
Peruvian Government,
Sr. Unscd. Bonds	EUR	2.75	1/30/26	150,000		161,682
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	625,000		182,204
Province of British Columbia
Canada, Sr. Unscd. Notes	EUR	0.88	10/8/25	128,000		140,564
Swedish Export Credit,
Sub. Notes		2.88	11/14/23	200,000	[b,c]	198,772
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	400,000		349,265
Turks & Caicos Islands Government,
Govt. Gtd. Notes		3.20	2/22/16	130,000		130,161
United Kingdom Gilt,
Unscd. Bonds	CNY	2.70	10/21/17	1,000,000		145,923
Vietnamese Government,

Sr. Unscd. Bonds		6.75	1/29/20	200,000		218,835
						4,571,445
Health Care--1.9%
Priory Group No 3,
Gtd. Notes	GBP	8.88	2/15/19	100,000		146,017
Roche Holdings,
Gtd. Notes		0.69	9/29/17	200,000	[b]	199,357
						345,374
Industrial--.8%
AA Bond Co.,
Sr. Scd. Notes	GBP	4.25	7/31/43	100,000		146,944
Materials--1.0%
Aggregate Industries Holdings,
Gtd. Notes	GBP	7.25	5/31/16	50,000		72,542
Rio Tinto Finance USA,
Gtd. Notes		1.63	8/21/17	100,000		98,037
						170,579
Telecommunication Services--1.7%
Altice,
Gtd. Bonds	EUR	6.25	2/15/25	100,000		91,950
British Telecommunications,
Sr. Unscd. Notes	GBP	8.50	12/7/16	90,000	[b]	135,849
Sprint Communications,
Sr. Unscd. Debs.		9.25	4/15/22	80,000		77,200
Sprint Nextel,
Sr. Unscd. Notes		6.00	12/1/16	4,000		3,990
						308,989
U.S. Government Securities--23.7%
U.S. Treasury Bonds;
2.88%, 5/15/43				695,000		713,936
U.S. Treasury Inflation Protected Securities:
Bonds, 2.13%, 2/15/41				243,898	[d]	296,623
Notes, 0.13%, 4/15/20				628,482	[d]	630,486
U.S. Treasury Notes:
0.88%, 2/28/17				1,565,000		1,568,546
1.00%, 10/31/16				860,000		862,637
2.00%, 2/15/25				190,000		191,577
						4,263,805

Utilities--3.9%
Centrica,
Sr. Unscd. Notes	GBP	5.50	10/24/16	100,000	146,765
E.ON International Finance,
Gtd. Notes	GBP	6.00	10/30/19	50,000	79,808
NET4GAS,
Sr. Unscd. Notes	EUR	2.50	7/28/21	100,000	110,487
Severn Trent Utilities Finance,
Gtd. Notes	GBP	6.00	1/22/18	75,000	115,994
Southern Gas Networks,
Sr. Unscd. Notes	GBP	5.13	11/2/18	100,000	155,885
SPP Infrastructure Financing,
Gtd. Bonds	EUR	2.63	2/12/25	100,000	99,965
					708,904
Total Bonds and Notes
(cost $17,895,896)					17,122,179

Common Stocks--.0%				Shares	Value ($)
Exchange-Traded Funds
iShares JP Morgan USD Emerging
Markets Bond ETF				20	2,116
SPDR Barclays Emerging Markets
Local Bond ETF				76 [e]	1,879
Total Common Stocks
(cost $4,168)					3,995
				Principal
Short-Term Investments--5.6%				Amount ($)	Value ($)
U.S. Treasury Bills;
0.26%, 4/28/16
(cost $1,009,373)				1,010,000	1,009,246
Total Investments (cost $18,909,437)				100.7%	18,135,420
Liabilities, Less Cash and Receivables				(.7%)	(127,671)
Net Assets				100.0%	18,007,749

ETF--Exchange-Traded Fund

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar

CNY--Chinese Yuan Renminbi DKK--Danish Krone EUR--Euro GBP--British Pound NOK--Norwegian Krone NZD--New Zealand Dollar PLN--Polish Zloty SEK--Swedish Krona
b	Variable rate security--interest rate subject to periodic change.
c

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $232,252 or 1.3% of net assets.

d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Non-income producing security.
f	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized depreciation on investments was $774,017 of which $59,215 related to appreciated investment securities and $833,232 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	46.0
Foreign/Governmental	25.4
U.S. Government Securities	23.7
Short-Term Investment	5.6
Exchange-Traded Funds	.0
100.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2016	($)
Financial Futures Short
U.S. Treasury 5 Year Notes	23	(2,775,453)	March 2016	(44,830)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2016 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring
2/1/2016	a	103,297	148,582	147,188	(1,394)

Danish Krone,
Expiring:
2/1/2016	b	1,962,746	287,535	284,910	(2,625)

Japanese Yen,
Expiring
2/17/2016	a	276,878	2,373	2,288	(85)

Mexican New Peso,
Expiring
2/17/2016	a	4,718,655	255,390	259,827	4,437

South Korean Won,
Expiring
2/17/2016	b	379,000	314	316	2

Swedish Krona,
Expiring

Sales:		Proceeds ($)
Australian Dollar,
Expiring:
2/2/2016	a 541	383		383	-
2/17/2016	a 292,336	206,861		206,720	141

British Pound,
Expiring:
2/17/2016	a 459,785	687,583		655,161	32,422
2/17/2016	b 1,744,842	2,670,081		2,486,275	183,806
2/17/2016	c 132,936	189,992		189,425	567

Chinese Yuan Renminbi,
Expiring
2/17/2016	a 1,068,000	166,940		162,097	4,843

Danish Krone,
Expiring:
2/17/2016	a 474,424	69,308		68,901	407
2/17/2016	b 1,962,746	287,654		285,052	2,602

Euro,
Expiring:

2/17/2016	a 232,991	1,736,018	DKK	253,897	(384)
2/17/2016	a 90,692	849,665	SEK	98,606	748
2/17/2016	a 827,660	896,064		896,993	(930)
2/17/2016	b 759,176	826,610		822,773	3,837
2/17/2016	c 89,259	148,409	NZD	97,652	(740)
2/17/2016	c 744,506	808,267		806,874	1,394
2/17/2016	d 87,533	372,296	PLN	95,006	(3,647)
2/17/2016	d 179,000	195,148		193,995	1,153

Indonesian Rupiah,
Expiring
2/17/2016	b 2,570,273,000	185,780	185,951	(171)

New Zealand Dollar,
Expiring
2/17/2016	a 1,334,044	873,100	862,909	10,191

Norwegian Krone,
Expiring
2/17/2016	c 567,000	64,840	65,298	(458)

Philippines Peso,
Expiring
2/17/2016	c 8,934,000	185,057	187,294	(2,237)

Polish Zloty,
Expiring:
2/17/2016	a 381,367	94,800	93,442	1,358
2/17/2016	d 742,000	179,013	181,803	(2,790)

Singapore Dollar,
Expiring
2/17/2016	a 269,000	186,524	188,764	(2,240)

South African Rand,
Expiring:
2/17/2016	c 4,030,000	276,629	252,805	23,824
2/17/2016	d 168,000	10,947	10,539	408

Swedish Krona,
Expiring

2/17/2016	b 1,955,417	227,181	227,924	(743)

Gross Unrealized Appreciation				271,210
Gross Unrealized Depreciation				(17,514)

DKK--Danish Krone NZD--New Zealand Dollar PLN--Polish Zloty SEK--Swedish Krona
Counterparties:
a	JP Morgan Chase Bank
b	UBS
c	Royal Bank of Scotland
d	Barclays Bank

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	8,286,929	-	8,286,929
Exchange-Traded Funds	3,995	-	-	3,995
Foreign Government	-	4,571,445	-	4,571,445
U.S. Treasury	-	5,273,051	-	5,273,051
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	271,210	-	271,210
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(44,830)	-	-	(44,830)
Forward Foreign Currency Exchange Contracts++	-	(17,514)	-	(17,514)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
January 31, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--38.2%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--5.4%
Australian Goverment,
Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/37	15,020,000		11,530,010
Australian Goverment,
Sr. Unscd. Bonds, Ser. 140	AUD	4.50	4/21/33	15,200,000		12,855,857
New South Wales Treasury,
Govt. Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	3,837,700	b	3,967,816
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	4,625,000		4,038,378
						32,392,061
Brazil--.3%
Petrobras Global Finance,
Gtd. Notes		6.75	1/27/41	1,320,000		836,154
Petrobras Global Finance,
Gtd. Notes		7.88	3/15/19	1,124,000		967,652
						1,803,806
France--.5%
Altice,
Gtd. Bonds	EUR	6.25	2/15/25	1,629,000		1,497,866
Altice,
Gtd. Bonds	EUR	7.25	5/15/22	652,000		670,110
Numericable-SFR,
Sr. Scd. Bonds	EUR	5.63	5/15/24	552,000		607,950
						2,775,926
New Zealand--2.0%
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.00	9/20/25	3,194,000	[c]	2,137,844
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0427	NZD	4.50	4/15/27	7,788,000		5,648,232
New Zealand Government,
Sr. Unscd. Bonds, Ser. 521	NZD	6.00	5/15/21	5,687,000		4,272,170
						12,058,246

United Kingdom--2.5%
Anglian Water Services Financing,
Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/24	151,000	[d]	396,701
Arqiva Broadcast Finance,
Sr. Scd. Notes	GBP	9.50	3/31/20	1,003,000		1,536,535
British Telecommunications,
Sr. Unscd. Notes	GBP	3.50	4/25/25	287,000	[d]	783,484
Centrica,
Jr. Sub. Bonds	GBP	5.25	4/10/75	948,000	[e]	1,211,354
CPUK Finance,
Scd. Notes	GBP	7.00	8/28/42	212,000		307,291
Dwr Cymru Financing,
Asset Backed Notes	GBP	1.86	3/31/48	150,000	[d]	353,215
High Speed Rail Finance 1,
Sr. Scd. Notes	GBP	1.57	11/1/38	268,000	[d]	497,096
National Grid Electricity Transmission,
Insured Bonds	GBP	2.98	7/8/18	222,000	[d]	512,201
National Grid Gas,
Gtd. Bonds	GBP	4.19	12/14/22	745,000	[d]	2,075,130
Network Rail Infrastructure Finance,
Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/27	865,000	[d]	2,010,672
Scotland Gas Network,
Insured Notes, Ser. A2S	GBP	2.13	10/21/22	300,000	[d]	649,270
Tesco Property Finance 3,
Mortgage-Backed Bonds	GBP	5.74	4/13/40	1,648,497		2,006,196
TESCO,
Sr. Unscd. Notes	GBP	3.32	11/5/25	245,000	[d]	518,419
TESCO,
Sr. Unscd. Notes	GBP	4.00	9/8/16	578,000	[d]	1,296,876
TESCO,
Sr. Unscd. Notes	GBP	6.13	2/24/22	496,000		734,676
						14,889,116
United States--27.5%
Sprint,
Gtd. Notes		7.13	6/15/24	1,584,000		1,077,120
Sprint,
Gtd. Notes		7.88	9/15/23	1,064,000		763,420
Sprint Capital,

Gtd. Notes	8.75	3/15/32	2,347,000		1,666,370
Sprint Communications,
Sr. Unscd. Debs.	9.25	4/15/22	404,000		389,860
Sprint Nextel,
Sr. Unscd. Notes	6.00	12/1/16	145,000		144,638
U.S. Treasury Bonds	3.00	5/15/45	31,919,900		33,464,759
U.S. Treasury Bonds	3.00	11/15/45	28,068,700		29,458,966
U.S. Treasury Notes	1.00	12/31/17	35,104,500		35,249,868
U.S. Treasury Notes	1.50	8/31/18	24,725,800		25,107,789
U.S. Treasury Notes	1.75	12/31/20	31,781,600		32,409,795
U.S. Treasury Notes	2.00	2/15/25	5,804,600		5,852,784
					165,585,369
Total Bonds And Notes
(cost $235,691,146)					229,504,524

Common Stocks--49.1%			Shares		Value ($)
Australia--1.3%
Dexus Property Group			931,532		4,896,572
Newcrest Mining			326,530	[f]	3,013,379
					7,909,951
Canada--2.9%
Agnico Eagle Mines			41,987		1,244,414
Alacer Gold			378,160	[f]	588,471
Alamos Gold, Cl. A			116,388		379,680
Barrick Gold			281,390		2,788,575
Centerra Gold			143,044		651,453
Detour Gold			101,068	[f]	1,229,352
Eldorado Gold			412,792		937,025
IAMGOLD			624,941	[f]	910,043
Kinross Gold			437,068	[f]	720,699
New Gold			568,956	[f]	1,401,169
OceanaGold			430,207		887,500
Primero Mining			406,821	[f]	1,013,495
Silver Wheaton			352,694		4,156,598
Yamana Gold			410,478		706,155
					17,614,629
Denmark--.2%
TDC			339,296		1,452,992

France--2.1%
Sanofi	41,427		3,478,549
Vivendi	409,045		8,900,176
			12,378,725
Germany--3.3%
Bayer	68,447		7,678,139
Brenntag	73,585		3,605,868
LEG Immobilien	15,546	f	1,255,992
SAP	22,208		1,761,921
Telefonica Deutschland Holding	1,071,448		5,292,046
			19,593,966
Hong Kong--.2%
AIA Group	268,800		1,504,187
Israel--.8%
Bank Hapoalim	257,708		1,204,257
Teva Pharmaceutical Industries, ADR	61,953		3,808,870
			5,013,127
Japan--2.9%
Japan Tobacco	292,500		11,428,676
Skylark	206,000		2,379,790
SoftBank Group	49,100		2,172,885
Topcon	122,600		1,722,729
			17,704,080
Mexico--.2%
Fresnillo	85,310		882,198

Netherlands--3.1%
RELX	385,250		6,446,582
Wolters Kluwer	354,261		12,059,674
			18,506,256
New Zealand--.7%
Spark New Zealand	1,853,475		4,054,631
South Africa--.2%
Gold Fields	330,844		1,120,124
Sweden--.5%
TeliaSonera	592,325		2,790,447
Switzerland--3.1%
Novartis	107,131		8,309,795

Roche Holding	40,604		10,563,569
			18,873,364
United Kingdom--8.7%
BAE Systems	382,524		2,823,282
British American Tobacco	83,608		4,648,238
Centrica	2,379,473		6,986,625
Cobham	1,106,996		4,028,263
GlaxoSmithKline	378,146		7,790,067
National Grid	541,461		7,631,620
Randgold Resources	11,458		811,600
Royal Dutch Shell, Cl. B	90,393		1,976,597
United Utilities Group	597,443		8,174,597
Vodafone Group	1,285,498		4,112,182
Wolseley	62,142		3,074,577
			52,057,648
United States--18.9%
Abbott Laboratories	162,492		6,150,322
Accenture, Cl. A	98,077		10,351,047
CA	217,058		6,236,076
CMS Energy	344,422		13,391,127
Cognizant Technology Solutions, Cl. A	17,963	[f]	1,137,238
Dollar General	52,504		3,940,950
Dun & Bradstreet	27,471		2,703,696
Eversource Energy	193,030		10,385,014
Express Scripts Holding	37,683	[f]	2,708,277
Merck & Co.	170,092		8,618,562
Microsoft	247,673		13,644,306
PowerShares DB Gold Fund	362,445	[f,g]	13,221,994
Procter & Gamble	61,631		5,034,636
Reynolds American	165,912		8,287,304
Sysco	148,206		5,900,081
Trimble Navigation	109,160	[f]	2,105,696
			113,816,326
Total Common Stocks
(cost $298,307,710)			295,272,651
	Face Amount
	Covered by
Options Purchased--.0%	Contracts ($)		Value ($)

Call Options
Japanese Yen,
February 2016 @ $87
(cost $130,431)	436,250	4,363
	Principal
Short-Term Investments--6.7%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.00%, 2/11/16	22,924,000	22,922,716
0.23%, 4/28/16	17,562,000	17,548,881
Total Short-Term Investments
(cost $40,475,115)		40,471,597

Other Investment--3.9%	Shares	Value ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Plus Money Market Fund	16,800,167 [h]	16,800,167
Franklin Convertible Securities Fund	411,547	6,716,451
Total Other Investment
(cost $24,491,725)		23,516,618

Total Investments (cost $599,096,127)	97.9%	588,769,753
Cash and Receivables (Net)	2.1%	12,891,416
Net Assets	100.0%	601,661,169

ADR - American Depository Receipts

a	Principal amount stated in U.S. Dollars unless otherwise noted. AUD-- Australian Dollar EUR-- Euro GBP-- British Pound NZD-- New Zealand Dollar
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
e	Variable rate security--interest rate subject to periodic change.
f	Non-income producing security.
g	Investment in non-controlled affiliates (cost $15,924,717).

h Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized depreciation on investments was $10,326,374 of which $25,865,537 related to appreciated investment securities and $36,191,911 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	26.9
Short-Term/Money Market Investments	9.5
Health Care	8.8
Utilities	7.8
Foreign/Governmental	7.4
Consumer Services	7.0
Basic Materials	5.8
Consumer Goods	4.9
Corporate Bonds	3.9
Technology	3.8
Industrial	3.7
Telecommunications	3.3
Exchange-Traded Funds	2.2
Financial	1.5
Mutual Funds: Domestic	1.1
Oil & Gas	.3
97.9

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2016	($)
Financial Futures Short
Standard & Poor's 500	254	(122,561,350)	March 2016	6,210,207

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

January 31, 2016 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring
4/18/2016	a	831,409	1,198,414	1,184,900	(13,514)

Euro,
Expiring
4/18/2016	b	6,708,962	7,271,170	7,283,958	12,788

Norwegian Krone,
Expiring
2/18/2016	c	50,875,242	5,922,729	5,858,966	(63,763)

Swiss Franc,
Expiring
3/16/2016	d	5,863,755	5,895,232	5,735,653	(159,579)

Sales:			Proceeds ($)

Australian Dollar,
Expiring:
3/16/2016	b	72,948,027	53,153,821	51,512,755	1,641,066
3/16/2016	d	1,552,836	1,117,598	1,096,546	21,052

British Pound,

Expiring:
4/18/2016	a	826,207	1,182,449	1,177,486	4,963
4/18/2016	b	57,674,044	83,931,244	82,195,397	1,735,847

Canadian Dollar,
Expiring:
2/18/2016	a	22,004,590	16,710,770	15,707,355	1,003,415
2/18/2016	b	579,284	435,435	413,505	21,930

Euro,
Expiring
4/18/2016	a	62,737,000	68,228,752	68,113,922	114,830

Hong Kong Dollar,
Expiring
4/18/2016	b	10,600,314	1,368,208	1,362,302	5,906

Israeli Shekel,
Expiring
2/18/2016	a	6,100,660	1,570,369	1,540,987	29,382

New Zealand Dollar,
Expiring:
2/18/2016	c	36,126,253	23,722,232	23,366,430	355,802
2/18/2016	d	1,248,233	847,361	807,356	40,005

Norwegian Krone,
Expiring:
2/18/2016	c	4,337,312	507,870	499,500	8,370
2/18/2016	d	46,537,930	5,369,881	5,359,467	10,414

South African Rand,
Expiring:

4/18/2016	a	8,640,890	505,755	535,533	(29,778)
4/18/2016	b	8,580,605	524,212	531,796	(7,584)

Swedish Krona,
Expiring
2/18/2016	c	27,073,004	3,141,376	3,155,724	(14,348)

Swiss Franc,
Expiring
3/16/2016	d	5,863,755	5,924,982	5,735,653	189,329

Gross Unrealized Appreciation	5,195,099
Gross Unrealized Depreciation	(288,566)

Counterparties:
a	Royal Bank of Scotland
b	JP Morgan Chase Bank
c	UBS
d	Barclays Bank

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Corporate Bonds†	-	23,510,256		-	23,510,256
Equity Securities - Domestic Common Stocks†	100,594,332	-		-	100,594,332
Equity Securities - Foreign Common Stocks†	6,597,445	174,858,880	††	-	181,456,325
Exchange-Traded Funds	13,221,994	-		-	13,221,994
Foreign Government	-	44,450,307		-	44,450,307
Mutual Funds	23,516,618	-		-	23,516,618
U.S. Treasury	-	202,015,558		-	202,015,558
Other Financial Instruments:
Financial Futures†††	6,210,207	-		-	6,210,207
Forward Foreign Currency Exchange Contracts†††	-	5,195,099		-	5,195,099
Options Purchased		4,363		-	4,363
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(288,566)		-	(288,566)

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the fund's Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Total Emerging Markets Fund
January 31, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--26.1%		Rate (%)	Date	Amount ($) [a]		Value ($)
Angola--.3%
Angolian Government,
Sr. Scd. Notes		7.00	8/16/19	234,375		221,191
Argentina--1.7%
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	130,000	[b,c]	49,554
Argentine Government,
Sr. Unscd. Bonds		0.00	12/15/35	350,000	[b]	38,238
Argentine Government,
Sr. Unscd. Notes		9.95	6/9/21	645,000	[d]	664,350
YPF,
Sr. Unscd. Notes		8.50	7/28/25	470,000		439,744
						1,191,886
Brazil--2.7%
Brazil Minas,
Govt. Gtd. Notes		5.33	2/15/28	1,350,000		1,039,500
Brazilian Government,
Notes	BRL	6.00	5/15/23	700,000		463,232
Odebrecht Finance,
Gtd. Notes		4.38	4/25/25	400,000		181,000
Petrobras Global Finance,
Gtd. Notes		3.25	3/17/17	235,000		221,488
						1,905,220
Chile--1.4%
AES Gener,
Unscd. Notes		5.00	7/14/25	200,000	[d]	190,304
Codelco,
Sr. Unscd. Notes		4.50	9/16/25	850,000		816,361
						1,006,665
Colombia--1.2%
Colombian Government,
Sr. Unscd. Bonds		5.63	2/26/44	435,000		381,713

Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	237,000,000		69,944
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	230,000,000	[d]	59,986
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	684,000,000		200,939
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	450,000,000	[d]	115,339
						827,921
Dominican Republic--1.5%
Dominican Republic Government,
Sr. Unscd. Bonds		7.45	4/30/44	1,050,000		1,018,500
El Salvador--.6%
Republic of El Salvador,
Sr. Unscd. Notes		5.88	1/30/25	250,000		200,000
Ghana--1.1%
Ghana Government,
Sr. Unscd. Notes		8.50	10/4/17	825,000		762,457
Hungary--.6%
MFB Magyar Fejlesztesi Bank,
Gov't. Gtd. Notes		6.25	10/21/20	360,000		398,070
Indonesia--.9%
Perusahaan Gas Negara Persero,
Sr. Unscd. Notes		5.13	5/16/24	620,000		605,843
Ivory Coast--1.2%
Ivory Coast Government,
Sr. Unscd. Notes		5.38	7/23/24	995,000		862,396
Jamaica--.5%
Digicel Group,
Sr. Unscd. Notes		7.13	4/1/22	495,000		371,498
Kazakhstan--1.0%
KazAgro National Management Holding,
Sr. Unscd. Notes		4.63	5/24/23	310,000		253,425
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000	[d]	169,270
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	315,000		266,600
						689,295

Mexico--3.7%
Cemex,
Sr. Scd. Notes		5.70	1/11/25	950,000		799,425
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	19,300,000		1,362,738
Petroleos Mexicanos,
Gtd. Notes		4.50	1/23/26	450,000		388,125
						2,550,288
Morocco--1.4%
Office Cherifien Des Phosphates,
Sr. Unscd. Notes		6.88	4/25/44	1,040,000		979,388

Pakistan--.3%
Pakistani Government,
Sr. Unscd. Notes		8.25	9/30/25	200,000		203,229
Panama--.9%
AES Panama,
Sr. Unscd. Bonds		6.00	6/25/22	280,000	[d]	280,000
Global Bank,
Sr. Unscd. Notes		5.13	10/30/19	230,000	[d]	228,965
Panamanian Government,
Sr. Unscd. Bonds, Ser. A		5.63	7/25/22	100,000		108,615
						617,580
Peru--.3%
Corporacion Financiera De Desarrollo,
Sr. Unscd. Notes		4.75	7/15/25	200,000		195,180
Poland--1.2%
Polish Government,
Bonds	PLN	1.50	4/25/20	1,700,000		406,024
Polish Government,
Bonds, Ser. 0725	PLN	3.25	7/25/25	1,610,000		403,947
						809,971
Russia--1.6%
Russian Agricultural Bank,
Sr. Unscd. Notes		5.30	12/27/17	400,000		398,106
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	335,000		351,427
Vnesheconombank,

Sr. Unscd. Notes	6.90	7/9/20	400,000		399,940
					1,149,473
Turkey--.6%
Turkcell Iletisim Hizmetleri,
Unscd. Notes	5.75	10/15/25	400,000		384,012
United Arab Emirates--.8%
DP World,
Sr. Unscd. Notes	6.85	7/2/37	600,000		573,150
United Kingdom--.9%
Vedanta Resources,
Sr. Unscd. Notes	6.75	6/7/16	675,000		658,116
Total Bonds and Notes
(cost $19,456,989)					18,181,329
Common Stocks--69.1%			Shares		Value ($)
Brazil--2.6%
Ambev, ADR			284,200		1,327,214
Multiplus			63,400		502,470
					1,829,684
China--18.8%
ANTA Sports Products			576,000		1,391,461
Beijing Capital International Airport, Cl. H			1,126,000		1,023,937
China Construction Bank, Cl. H			1,741,000		1,072,727
CNOOC			1,518,000		1,533,173
Ctrip.com International, ADR			21,100	e	900,548
PICC Property & Casualty, Cl. H			618,000		1,062,497
Ping An Insurance Group Company of China, Cl. H			185,000		844,478
Shanghai Pharmaceuticals Holding, Cl. H			603,400		1,168,430
Sihuan Pharmaceutical Holdings Group			1,177,000	f	331,052
Sinotrans, Cl. H			1,382,000		633,321
Tencent Holdings			162,800		3,075,630
					13,037,254
Hong Kong--3.5%
CSPC Pharmaceutical Group			626,000		525,271
Haier Electronics Group			370,000		647,164
Lenovo Group			516,000		462,857
Sino Biopharmaceutical			1,146,000		792,341
					2,427,633
Hungary--1.6%

Richter Gedeon	58,142		1,134,491
India--3.7%
ICICI Bank, ADR	170,120		1,131,298
Reliance Industries, GDR	47,762	[d]	1,454,080
			2,585,378
Indonesia--5.0%
Bank Negara Indonesia	3,293,300		1,187,665
Matahari Department Store	862,700		1,013,430
Telekomunikasi Indonesia	5,244,800		1,286,453
			3,487,548
Mexico--5.8%
Arca Continental	115,600		694,451
Controladora Vuela Compania de Aviacion, ADR	79,942	[e]	1,354,217
Grupo Aeroportuario del Centro Norte	222,100	[e]	1,032,024
Grupo Financiero Banorte, Ser. O	188,000		979,504
			4,060,196
Peru--.7%
Credicorp	4,990		505,786
Philippines--1.3%
Metropolitan Bank & Trust	608,444		908,319
Russia--3.2%
Magnit, GDR	20,540		806,124
Sberbank of Russia, ADR	256,705		1,424,713
			2,230,837
South Africa--3.1%
Barclays Africa Group	132,194		1,201,972
Mediclinic International	128,267		972,961
			2,174,933
South Korea--9.1%
BGF Retail	7,199	[e]	1,299,460
KB Financial Group	46,132		1,185,070
Korea Investment Holdings	17,590		690,665
LG Household & Health Care	1,426		1,188,409
Samsung Electronics	2,027		1,956,686
			6,320,290
Taiwan--5.5%
Advanced Semiconductor Engineering	604,158		647,414
Largan Precision	19,000		1,383,193

Taiwan Semiconductor Manufacturing	428,000	1,826,261
		3,856,868
Thailand--2.8%
Jasmine Broadband Internet Infrastructure Fund, Cl. F	2,244,336	550,875
Thai Beverage	2,968,300	1,416,437
		1,967,312
Turkey--1.2%
Turkiye Halk Bankasi	243,930	842,577
United Arab Emirates--1.2%
Abu Dhabi Commercial Bank	240,932	387,039
Emaar Properties	314,862	425,357
		812,396
Total Common Stocks
(cost $52,989,639)		48,181,502
	Number of
Rights--.0%	Rights	Value ($)
Mexico
Arca Continental
(cost $0)	115,600 [e]	0

Other Investment--3.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,516,831)	2,516,831 [g]	2,516,831
Total Investments (cost $74,963,459)	98.8%	68,879,662
Cash and Receivables (Net)	1.2%	844,551
Net Assets	100.0%	69,724,213

ADR - American Depository Receipts
GDR - Global Depository Receipts

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS--Argentine Peso
BRL--Brazilian Real
COP--Colombian Peso
PLN--Polish Zloty
b Variable rate security--interest rate subject to periodic change.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Argentina Consumer Price

Index.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $3,162,294 or 4.5% of net assets.
e Non-income producing security.
f The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2016, the value of this security amounted to $331,052 or .5% of net assets.
g Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized depreciation on investments was $6,056,608 of which $2,212,199 related to appreciated investment securities and $8,268,807 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.9
Foreign/Governmental	15.0
Corporate Bonds	11.1
Information Technology	10.6
Industrial	9.3
Consumer Discretionary	8.7
Health Care	7.1
Consumer Staples	6.6
Energy	4.3
Money Market Investment	3.6
Telecommunication Services	2.6
98.8

† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
January 31, 2016 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Brazilian Real,
February 2016 @ BRL 4.4	700,000	(872)
Euro,
March 2016 @ EUR 1.1	700,000	(2,612)
Hungarian Forint,
February 2016 @ HUF 302.0	700,000	(1)

Put Options:
Brazilian Real,
February 2016 @ BRL 3.5	700,000	(18)
Euro,
March 2016 @ EUR 1.1	700,000	(875)

(premiums received $31,567)		(4,378)

BRL--Brazilian Real
HUF--Hungarian Forint
EUR--Euro

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2016 (Unaudited)
		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
2/2/2016	a	5,735,000	1,504,420	1,432,328	(72,092)
4/4/2016	b	5,735,000	1,350,619	1,404,656	54,037

Chilean Peso,
Expiring
3/31/2016	c	967,960,000	1,324,267	1,348,017	23,750

Indian Rupee,
Expiring
3/31/2016	b	297,170,000	4,337,843	4,331,030	(6,813)

Malaysian Ringgit,
Expiring
3/31/2016	d	1,340,000	305,135	321,037	15,902

Mexican New Peso,
Expiring
3/31/2016	c	4,600,000	248,802	252,501	3,699

Philippine Peso,
Expiring
3/31/2016	b	2,450,000	50,914	51,241	327

South African Rand,
Expiring
3/31/2016	d	14,675,000	879,032	912,603	33,571

South Korean Won,
Expiring
3/31/2016	d	2,622,890,000	2,166,030	2,184,376	18,346

Taiwan New Dollar,
Expiring
3/31/2016	b	67,535,000	1,995,910	2,026,413	30,503

Turkish Lira,
Expiring
3/31/2016	d	1,395,000	455,609	463,832	8,223

Sales:			Proceeds ($)
Brazilian Real,
Expiring
2/2/2016	b	5,735,000	1,375,300	1,432,328	(57,028)

Colombian Peso,
Expiring
3/31/2016	d	741,975,000	219,194	224,403	(5,209)

Hungarian Forint,
Expiring:
3/31/2016	c	279,320,000	968,281	971,141	(2,860)
3/31/2016	d	180,490,000	623,734	627,528	(3,794)

Indonesian Rupiah,
Expiring
3/31/2016	e	20,212,580,000	1,430,979	1,449,346	(18,367)

Peruvian New Sol,
Expiring
10/21/2016	d	10,628,000	3,044,939	2,957,339	87,600

Romanian Leu,
Expiring
3/31/2016	d	7,140,000	1,714,862	1,698,682	16,180

Russian Ruble,
Expiring
3/31/2016	d	22,345,000	260,234	291,049	(30,815)

Thai Baht,
Expiring
3/31/2016	d	137,840,000	3,779,544	3,851,050	(71,506)

Gross Unrealized Appreciation					292,138
Gross Unrealized Depreciation					(268,484)

Counterparties:
a Morgan Stanley Capital Services
b Citigroup
c Goldman Sachs International
d JP Morgan Chase Bank
e HSBC

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Corporate Bonds†	-	5,377,034		-	5,377,034
Equity Securities - Foreign Common Stocks†	6,643,776	41,206,674	††	331,052	48,181,502
Foreign Government	-	12,804,295		-	12,804,295
Mutual Funds	2,516,831	-		-	2,516,831
Rights†	-	-	-	-	-
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	292,138		-	292,138
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(268,484)		-	(268,484)
Options Written	-	(4,378)		-	(4,378)

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
January 31, 2016 (Unaudited)

Common Stocks--6.0%	Shares	Value ($)
United States
iShares TIPS Bond ETF	601,328	66,987,939
SPDR Barclays High Yield Bond ETF	529,577	17,587,252
Total Common Stocks
(cost $86,199,634)		84,575,191
	Face Amount
	Covered by
Options--5.9%	Contracts ($)	Value ($)
Call Options--5.5%
U.S. Treasury 10 Year Note Futures,
March 2016 @ $116	576,900,000	78,422,344

	Number of
	Contracts
Call Options--.0%
Swiss Market Index Futures,
March 2016 @ CHF 8,549	1,220	121,539
Swiss Market Index Futures,
March 2016 @ CHF 8,175	570	157,987
Swiss Market Index Futures,
March 2016 @ CHF 8,549	3,700	373,615
		653,141
Put Options--.4%
S & P 500 Index Futures,
March 2016 @ 1,775	528	1,993,200
S & P 500 Index Futures,
March 2016 @ 1,825	598	3,348,800
		5,342,000
Total Options
(cost $67,595,706)		84,417,485
	Principal
Short-Term Investments--73.3%	Amount ($)	Value ($)

U.S. Treasury Bills:
	0.00%, 2/11/16	330,194,000		330,175,509
	0.00%, 3/10/16	300,000,000		299,925,900
	0.03%, 2/25/16	9,345,000	b	9,343,654
	0.38%, 6/16/16	9,445,000	b	9,432,344
	0.05%, 4/7/16	341,996,000		341,830,132
	0.11%, 3/17/16	44,850,000	b	44,837,352
	0.40%, 6/23/16	8,450,000	b	8,437,824
Total Short-Term Investments
	(cost $1,044,212,476)			1,043,982,715

Other Investment--13.2%		Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $187,389,820)	187,389,820	[a]	187,389,820
Total Investments (cost $1,385,397,636)		98.4%		1,400,365,211
Cash and Receivables (Net)		1.6%		23,274,134
Net Assets		100.0%		1,423,639,345

CHF -- Swiss Franc
ETF -- Exchange-Traded Fund

a	Investment in affiliated money market mutual fund.
b	Held by or on behalf of a counterparty for open financial futures contracts.

At January 31, 2016, net unrealized appreciation on investments was $14,584,973 of which $22,349,866 related to appreciated investment securities and $7,764,893 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	86.5
Exchange-Traded Fund	6.0
Options Purchased	5.9
98.4

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2016 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2016 ($)

Financial Futures Long
Amsterdam Exchange Index	208	19,353,186	February 2016	349,029
ASX SPI 200	75	6,588,702	March 2016	883,930
Australian 10 Year Bond	1,646	150,759,959	March 2016	1,071,254
CAC 40 10 Euro	1,529	73,061,921	February 2016	(200,213)
DAX	648	171,211,664	March 2016	(11,655,634)
Hang Seng	320	40,557,009	February 2016	1,677,599
IBEX 35 Index	665	63,167,472	February 2016	(1,686,454)
Japanese 10 Year Bond	186	231,099,988	March 2016	2,155,199
Long Gilt	24	4,114,676	March 2016	1,327,166
S&P/Toronto Stock Exchange 60 Index	336	36,111,186	March 2016	182,942
Standard & Poor's 500	96	46,322,400	March 2016	334,511
Standard & Poor's 500 E-mini	2,998	289,321,990	March 2016	(17,931,504)
Topix	1,678	199,450,047	March 2016	(17,927,780)

Financial Futures Short
Canadian 10 Year Bond	745	(223,910,800)	March 2016	(2,415,175)
Euro-Bond	1,259	(350,373,193)	March 2016	(7,148,940)
FTSE 100	2,320	(117,692,006)	March 2016	317,613
FTSE/MIB Index	1,619	(8,262,981)	March 2016	1,008,705
U.S. Treasury 10 Year Notes	82	(36,281,875)	March 2016	1,056,159

Gross Unrealized Appreciation				10,364,107
Gross Unrealized Depreciation				(58,965,700)

STATEMENT OF OPTIONS WRITTEN
January 31, 2016 (Unaudited)

	Number
	of Contracts	Value ($)
Put Options:
Swiss Market Index Futures,
March 2016 @ CHF 8,549	1,220	(495,670)
Swiss Market Index Futures,
March 2016 @ CHF 8,549	3,700	(1,484,740)
Swiss Market Index Futures,
March 2016 @ CHF 8,175	570	(121,045)

(premiums received $1,718,853)		(2,101,455)

CHF-Swiss Franc

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2016 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
3/16/2016	a	16,059,957	11,563,490	11,340,850	(222,640)
3/16/2016	b	15,916,064	11,461,556	11,239,239	(222,317)
3/16/2016	c	65,180,000	46,630,880	46,027,309	(603,571)
3/16/2016	d	68,894,705	49,852,897	48,650,473	(1,202,424)

British Pound,
Expiring:
3/16/2016	a	1,860,000	2,713,033	2,650,553	(62,480)
3/16/2016	c	42,631,000	61,610,321	60,750,392	(859,929)
3/16/2016	e	3,720,000	5,419,114	5,301,106	(118,008)
3/16/2016	f	3,720,000	5,420,933	5,301,106	(119,827)

Canadian Dollar,
Expiring:
3/16/2016	a	59,311,563	42,378,800	42,338,224	(40,576)
3/16/2016	c	36,893,000	26,729,603	26,335,238	(394,365)
3/16/2016	e	23,322,249	17,216,884	16,648,063	(568,821)
3/16/2016	g	59,624,000	41,774,272	42,561,251	786,979
3/16/2016	h	47,767,535	35,329,841	34,097,780	(1,232,061)

Euro,
Expiring:
3/16/2016	a	4,765,360	5,184,149	5,168,673	(15,476)
3/16/2016	c	35,372,000	38,606,699	38,365,682	(241,017)

3/16/2016	e	9,385,642	10,192,640	10,179,989	(12,651)
3/16/2016	f	6,517,328	7,082,517	7,068,917	(13,600)
3/16/2016	g	6,091,780	6,630,379	6,607,353	(23,026)
3/16/2016	i	3,045,890	3,310,054	3,303,677	(6,377)
3/16/2016	j	27,465,000	29,770,934	29,789,479	18,545

Japanese Yen,
Expiring:
3/16/2016	a	4,164,580,076	34,269,046	34,439,583	170,537
3/16/2016	b	651,223,600	5,313,682	5,385,386	71,704
3/16/2016	e	2,585,144,519	21,254,343	21,378,218	123,875
3/16/2016	f	4,486,235,400	36,720,481	37,099,557	379,076

New Zealand Dollar,
Expiring:
3/16/2016	a	59,049,000	38,990,662	38,130,307	(860,355)
3/16/2016	b	19,650,177	12,944,652	12,688,907	(255,745)
3/16/2016	c	39,241,000	26,336,597	25,339,487	(997,110)
3/16/2016	e	4,982,790	3,206,699	3,217,587	10,888
3/16/2016	g	11,042,940	7,115,794	7,130,869	15,075
3/16/2016	i	5,521,470	3,555,264	3,565,435	10,171

Norwegian Krone,
Expiring:
3/16/2016	a	165,275,600	18,734,799	19,028,372	293,573
3/16/2016	e	110,440,540	12,480,751	12,715,148	234,397
3/16/2016	f	47,118,000	5,283,057	5,424,750	141,693
3/16/2016	g	276,135,440	31,408,708	31,791,795	383,087
3/16/2016	i	70,168,220	7,979,467	8,078,549	99,082

Swedish Krona,
Expiring:
3/16/2016	a	135,071,596	15,943,087	15,759,317	(183,770)
3/16/2016	e	81,127,865	9,521,603	9,465,497	(56,106)

3/16/2016	g	273,261,890	32,017,130	31,882,504	(134,626)
3/16/2016	i	89,898,445	10,529,582	10,488,793	(40,789)

Swiss Franc,
Expiring:
3/16/2016	a	42,349,800	41,777,494	41,424,609	(352,885)
3/16/2016	f	21,991,000	22,340,858	21,510,576	(830,282)
3/16/2016	g	15,718,000	15,633,890	15,374,618	(259,272)

Sales:			Proceeds ($)

Australian Dollar,
Expiring:
3/16/2016	a	35,390,000	25,163,353	24,990,894	172,459
3/16/2016	c	42,795,000	29,826,831	30,219,986	(393,155)
3/16/2016	g	26,850,000	18,733,782	18,960,314	(226,532)

British Pound,
Expiring:
3/16/2016	a	43,328,400	63,380,255	61,744,207	1,636,048
3/16/2016	b	21,409,462	32,267,057	30,509,094	1,757,963
3/16/2016	c	58,530,000	86,961,404	83,406,920	3,554,484
3/16/2016	e	27,969,408	42,068,533	39,857,204	2,211,329
3/16/2016	f	30,014,955	45,283,668	42,772,167	2,511,501
3/16/2016	g	8,539,480	12,305,134	12,169,003	136,131
3/16/2016	i	4,269,740	6,143,532	6,084,501	59,031
3/16/2016	k	17,391,911	26,343,006	24,783,970	1,559,036

Canadian Dollar,
Expiring:
3/16/2016	a	46,286,200	32,612,762	33,040,362	(427,600)
3/16/2016	e	48,130,955	33,889,112	34,357,200	(468,088)
3/16/2016	f	27,351,200	19,436,584	19,524,039	(87,455)
3/16/2016	g	46,052,430	32,070,496	32,873,491	(802,995)
3/16/2016	i	23,026,215	16,016,888	16,436,746	(419,858)

Euro,
Expiring:
3/16/2016	a	71,605,800	77,260,745	77,666,102	(405,357)
3/16/2016	b	2,725,200	2,972,267	2,955,845	16,422
3/16/2016	c	77,303,580	84,278,165	83,846,110	432,055
3/16/2016	f	18,579,800	20,309,291	20,152,287	157,004
3/16/2016	g	29,132,000	31,613,464	31,597,565	15,899
3/16/2016	k	24,290,721	26,746,756	26,346,548	400,208
3/16/2016	l	55,350,908	60,184,426	60,035,490	148,936

Norwegian Krone,
Expiring:
3/16/2016	a	111,879,390	12,872,906	12,880,805	(7,899)
3/16/2016	b	20,134,000	2,287,627	2,318,051	(30,424)
3/16/2016	c	199,847,000	22,657,953	23,008,618	(350,665)
3/16/2016	e	87,905,234	10,100,915	10,120,632	(19,717)
3/16/2016	f	80,536,000	9,149,841	9,272,204	(122,363)

Swedish Krona,
Expiring
3/16/2016	c	96,048,000	11,263,298	11,206,285	57,013

Swiss Franc,
Expiring:
3/16/2016	a	3,244,600	3,225,665	3,173,717	51,948
3/16/2016	b	305,048	308,613	298,384	10,229
3/16/2016	c	24,633,000	24,752,391	24,094,857	657,534
3/16/2016	e	3,001,255	2,987,141	2,935,688	51,453
3/16/2016	g	22,501,082	22,750,664	22,009,514	741,150
3/16/2016	i	3,325,715	3,307,399	3,253,060	54,339
3/16/2016	l	9,714,303	9,875,069	9,502,080	372,989

Gross Unrealized Appreciation					19,503,843
Gross Unrealized Depreciation					(13,692,214)

Counterparties:
a	Citigroup
b	Goldman Sachs International
c	HSBC
d	Westpac Bank
e	Bank of America
f	UBS
g	Royal Bank of Canada
h	Societe Generale
i	Deutsche Bank
j	Morgan Stanley Capital Services
k	Credit Suisse
l	Bank of Montreal

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount	Entity	Counterparties	Expiration	(Depreciation) ($)
Receive	44,944,613	TRS SPDR BARCLAYS HIGH YIELD BOND ETF	Citigroup	12/16/2016	638,881

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Exchange-Traded Funds	84,575,191	-	-	84,575,191
Mutual Funds	187,389,820	-	-	187,389,820
U.S. Treasury	-	1,043,982,715	-	1,043,982,715
Other Financial Instruments:
Financial Futures††	10,364,107	-	-	10,364,107
Forward Foreign Currency Exchange Contracts††	-	19,503,843	-	19,503,843
Options Purchased	83,764,344	653,141	-	84,417,485
Swaps††	-	638,881	-	638,881
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(58,965,700)	-	-	(58,965,700)
Forward Foreign Currency Exchange Contracts††	-	(13,692,214)	-	(13,692,214)
Options Written	-	(2,101,455)	-	(2,101,455)
† See Statement of Investments for additional detailed categorizations.				1,400,365,211
†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the

Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)